Commitments and Contigencies (Tables)	1 Months Ended	3 Months Ended
	Jan. 31, 2015	Apr. 30, 2015
Commitments and Contingencies.
Future minimum commitments under lease	Future minimum commitments under this lease are as follows (in thousands):
Twelve months ended January 31,
2016	$288
2017	246

Total	$534

Future minimum commitments under this lease are as follows (in thousands):
Nine months remaining in fiscal year 2016	$217
Fiscal year 2017	246

Total	$463